Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASE

Note 8 - LEASE

The Company has no finance leases. The Company’s leases primarily include office and retail store. The Company’s operating leases have remaining lease terms of up to approximately 1.17 years.

	December 31, 2024	December 31, 2023
ASSETS
Operating lease right-of-use assets	$99,328	$195,775
LIABILITIES
Operating lease liabilities - current	87,016	90,091
Operating lease liabilities - noncurrent	12,602	106,356

Supplemental Information

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2024	2023	2022
Operating lease expenses	$90,609	$81,203	$52,507

Other information related to leases is presented below:

	Year Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$90,955	$80,540	$56,666
Weighted Average Remaining Lease Term:
Operating leases	1.17 years	2.17 years	3.00 years

Weighted Average Discount Rate:
Operating leases	3.22%	3.22%	3.22%

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2025	$88,947
2026	12,687
Total future minimum lease payments, undiscounted	101,634
Less: Imputed interest	(2,016)
Present value of future minimum lease payments	$99,618